Accounts and Notes and Other Receivables - Summary of Accounts and Notes and Other Receivables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets [Line Items]
Accounts and notes receivable	$ 4,747,288	$ 155,090	$ 4,015,734
Other receivables	63,037	2,059	56,716
Accounts and notes and other receivables	4,810,325	157,149	4,072,450
Accounts receivable [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	4,747,834	155,108	4,013,705
Gross carrying amount [member]
Disclosure of financial assets [Line Items]
Other receivables	63,049	2,060	56,716
Gross carrying amount [member] | Accounts receivable [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	4,747,834	155,108	4,013,705
Gross carrying amount [member] | Notes receivable [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	1,595	52	$ 2,029
Loss allowance [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	(2,141)	(70)
Loss allowance [member]
Disclosure of financial assets [Line Items]
Other receivables	$ (12)	$ (1)